Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments	January 31, 2020
(Unaudited)

Shares		Value
COMMON STOCKS — 95.5%

Banks — 4.3%
1,484,956	Bank of America Corp.	$48,751,106
438,262	Citigroup, Inc.	32,611,075
		81,362,181
Communication Services — 12.3%
57,225	Alphabet, Inc. - Class C(a)	82,073,812
55,584	Charter Communications, Inc. - Class A(a)	28,762,497
283,744	Facebook, Inc. - Class A(a)	57,290,751
283,900	Sea Ltd. - ADR(a)	12,843,636
516,329	Tencent Holdings Ltd.	24,797,301
172,917	Walt Disney Co. (The)	23,916,150
		229,684,147
Consumer Discretionary — 11.5%
62,315	Advance Auto Parts, Inc.	8,210,001
128,034	Alibaba Group Holding Ltd. - ADR(a)	26,450,544
33,967	Amazon.com, Inc.(a)	68,230,192
29,809	Burlington Stores, Inc.(a)	6,482,563
163,454	Dollarama, Inc.	5,569,095
227,500	Hilton Worldwide Holdings, Inc.	24,524,500
142,524	Home Depot, Inc. (The)	32,509,725
307,832	NIKE, Inc. - Class B	29,644,222
2,752,629	Samsonite International SA(b)	5,259,575
152,510	Wyndham Hotels & Resorts, Inc.	8,718,997
		215,599,414
Consumer Staples — 2.4%
53,794	Ingredion, Inc.	4,733,871
286,325	PepsiCo, Inc.	40,663,877
		45,397,748
Diversified Financials — 6.6%
37,732	BlackRock, Inc.	19,897,970
571,100	Blackstone Group, Inc. - Class A (The)	34,877,077
104,824	CME Group, Inc.	22,758,339
65,148	MSCI, Inc.	18,619,298
88,664	Nasdaq, Inc.	10,325,809
56,587	S&P Global, Inc.	16,621,300
		123,099,793
Energy — 2.8%
622,850	ConocoPhillips	37,015,975
109,817	Pioneer Natural Resources Co.	14,825,295
		51,841,270
Health Care — 12.0%
32,772	Cooper Cos., Inc. (The)	11,368,279
253,214	Danaher Corp.	40,734,536
212,071	IQVIA Holdings, Inc.(a)	32,924,023
38,389	Laboratory Corp of America Holdings(a)	6,733,431
Shares		Value
Health Care (continued)
51,063	STERIS Plc	$7,694,683
23,030	Teleflex, Inc.	8,555,875
123,094	Thermo Fisher Scientific, Inc.	38,551,810
133,413	UnitedHealth Group, Inc.	36,348,372
30,029	West Pharmaceutical Services, Inc.	4,683,023
277,947	Zoetis, Inc.	37,303,267
		224,897,299
Industrials — 12.7%
84,421	Allegion Plc	10,917,324
137,116	AO Smith Corp.	5,853,482
70,348	Cintas Corp.	19,624,982
79,234	Dover Corp.	9,020,791
52,968	Equifax, Inc.	7,939,903
367,699	Fortive Corp.	27,551,686
208,559	IAA, Inc.(a)	9,856,498
31,777	IDEX Corp.	5,206,661
118,960	KAR Auction Services, Inc.	2,500,539
22,750	L3Harris Technologies, Inc.	5,035,258
1,042,062	Rentokil Initial Plc	6,426,111
280,876	Safran SA	45,464,363
293,227	Union Pacific Corp.	52,610,788
36,489	Verisk Analytics, Inc.	5,928,368
204,798	Waste Management, Inc.	24,923,917
		238,860,671
Information Technology — 24.3%
205,142	Amphenol Corp. - Class A	20,405,475
33,846	ANSYS, Inc.(a)	9,284,973
161,576	Apple, Inc.	50,009,388
55,685	Cabot Microelectronics Corp.	8,102,724
51,934	CDW Corp.	6,774,790
63,978	CoreLogic, Inc.	2,974,977
335,728	Fidelity National Information Services, Inc.	48,230,685
714,241	Microsoft Corp.	121,585,245
176,868	salesforce.com, Inc.(a)	32,244,805
89,854	ServiceNow, Inc.(a)	30,391,318
67,409	Synopsys, Inc.(a)	9,943,502
328,229	Texas Instruments, Inc.	39,600,829
354,603	Visa, Inc. - Class A	70,555,359
26,500	WEX, Inc.(a)	5,748,380
		455,852,450
Insurance — 2.0%
251,801	CHUBB Ltd.	38,271,234
Materials — 0.6%
47,223	AptarGroup, Inc.	5,454,729
88,453	Axalta Coating Systems Ltd.(a)	2,548,331
19,100	Vulcan Materials Co.	2,705,133
		10,708,193
Real Estate — 1.5%
121,529	American Tower Corp. REIT	28,163,130

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Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments - (Continued)	January 31, 2020
(Unaudited)

Shares		Value
Utilities — 2.5%
328,750	Ameren Corp.	$26,973,937
142,008	American Water Works Co., Inc.	19,341,490
		46,315,427
Total Common Stocks (Cost $1,224,442,972)		1,790,052,957

INVESTMENT COMPANY — 2.8%
51,564,024	SEI Daily Income Trust Government II Fund, Class A, 1.46%(c)	51,564,024
Total Investment Company (Cost $51,564,024)		51,564,024

EXCHANGE-TRADED FUNDS — 1.7%
321,575	Health Care Select Sector SPDR Fund	31,880,945
Total Exchange-Traded Funds (Cost $30,572,160)		31,880,945
TOTAL INVESTMENTS — 100.0% (Cost $1,306,579,156)		$1,873,497,926

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		26,026
NET ASSETS — 100.0%		$1,873,523,952

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c)	The rate shown represents the current yield as of January 31, 2020.

The following abbreviations are used in the report:

ADR-American Depositary Receipt

REIT-Real Estate Investment Trust

SPDR-Standard & Poor’s Depository Receipts

Portfolio Diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
Information Technology	24.3%
Industrials	12.7
Communication Services	12.3
Health Care	12.0
Consumer Discretionary	11.5
Diversified Financials	6.6
Banks	4.3
Energy	2.8
Utilities	2.5
Consumer Staples	2.4
Insurance	2.0
Real Estate	1.5
Materials	0.6
Other*	4.5
100.0%

*	Includes cash and equivalents, exchange traded funds, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

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